Share Capital	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Share Capital	32. SHARE CAPITAL

		Group
	Ordinary shares of £1 each
Issued and fully paid share capital	No.	£m
At 31 December 2019, 1 January 2020 and 31 December 2020	7,060,000,000	7,060

Santander UK Group Holdings plc
Statement [Line Items]
Share Capital	14. SHARE CAPITALDetails of the Company’s share capital are set out in Note 32 to the Consolidated Financial Statements.